LEASE LIABILITY AND RIGHT OF USE ASSET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Lease liability	$ 131	$ 215
Undiscounted lease liabilities	$ 135	$ 271
Discount rate under operating lease	4.00%